Calvert
Focused Value Fund
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Banks — 7.2%
M&T Bank Corp.	12,574	$ 1,903,201
Wells Fargo & Co.	38,718	2,299,462
		$ 4,202,663
Biotechnology — 3.5%
AbbVie, Inc.	11,942	$ 2,048,292
		$ 2,048,292
Building Products — 3.1%
Johnson Controls International PLC	26,967	$ 1,792,497
		$1,792,497
Capital Markets — 5.9%
Charles Schwab Corp.	31,257	$2,303,329
Interactive Brokers Group, Inc., Class A	9,187	1,126,326
		$3,429,655
Chemicals — 2.8%
FMC Corp.	28,032	$1,613,242
		$1,613,242
Consumer Staples Distribution & Retail — 5.8%
BJ's Wholesale Club Holdings, Inc.(1)	21,932	$1,926,507
Dollar Tree, Inc.(1)	13,797	1,473,106
		$3,399,613
Containers & Packaging — 2.9%
Ball Corp.	27,956	$1,677,919
		$1,677,919
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	28,868	$1,190,516
		$1,190,516
Electric Utilities — 4.3%
NextEra Energy, Inc.	35,075	$2,483,661
		$2,483,661
Electrical Equipment — 2.8%
Emerson Electric Co.	14,905	$1,641,935
		$1,641,935
Electronic Equipment, Instruments & Components — 3.5%
Zebra Technologies Corp., Class A(1)	6,640	$2,051,295
		$2,051,295
Security	Shares	Value
Energy Equipment & Services — 3.3%
Baker Hughes Co.	54,955	$ 1,932,767
		$ 1,932,767
Entertainment — 3.9%
Walt Disney Co.	22,845	$ 2,268,280
		$ 2,268,280
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	17,769	$ 844,205
		$ 844,205
Insurance — 6.9%
American International Group, Inc.	21,949	$1,629,494
Reinsurance Group of America, Inc.	11,780	2,418,080
		$4,047,574
Interactive Media & Services — 1.7%
Alphabet, Inc., Class A	5,283	$962,298
		$962,298
Leisure Products — 3.7%
Hasbro, Inc.	37,040	$2,166,840
		$2,166,840
Life Sciences Tools & Services — 5.6%
Mettler-Toledo International, Inc.(1)	1,031	$1,440,915
Thermo Fisher Scientific, Inc.	3,344	1,849,232
		$3,290,147
Machinery — 5.7%
Toro Co.	18,638	$1,742,839
Westinghouse Air Brake Technologies Corp.	10,138	1,602,311
		$3,345,150
Multi-Utilities — 2.9%
CMS Energy Corp.	28,766	$1,712,440
		$1,712,440
Pharmaceuticals — 4.9%
Sanofi SA	16,753	$1,615,712
Zoetis, Inc.	7,294	1,264,488
		$2,880,200
Professional Services — 2.7%
Robert Half, Inc.	24,804	$1,586,960
		$1,586,960

Calvert
Focused Value Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Residential REITs — 3.6%
Mid-America Apartment Communities, Inc.	14,887	$ 2,123,035
		$ 2,123,035
Semiconductors & Semiconductor Equipment — 6.5%
Micron Technology, Inc.	18,235	$ 2,398,449
ON Semiconductor Corp.(1)	20,318	1,392,799
		$ 3,791,248
Specialty Retail — 2.1%
Lithia Motors, Inc., Class A	4,793	$ 1,209,992
		$1,209,992
Total Common Stocks (identified cost $51,180,835)		$57,692,424

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	704,488	$ 704,488
Total Short-Term Investments (identified cost $704,488)		$ 704,488
Total Investments — 99.9% (identified cost $51,885,323)		$58,396,912
Other Assets, Less Liabilities — 0.1%		$ 48,126
Net Assets — 100.0%		$58,445,038

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at June 30, 2024.
Affiliated Investments
At June 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $704,488, which represents 1.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,316,739	$15,390,579	$(16,002,830)	$ —	$ —	$704,488	$35,320	704,488

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Calvert
Focused Value Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$4,421,094	$ —	$ —	$4,421,094
Consumer Discretionary	3,376,832	—	—	3,376,832
Consumer Staples	3,399,613	—	—	3,399,613
Energy	1,932,767	—	—	1,932,767
Financials	11,679,892	—	—	11,679,892
Health Care	6,602,927	1,615,712	—	8,218,639
Industrials	8,366,542	—	—	8,366,542
Information Technology	5,842,543	—	—	5,842,543
Materials	3,291,161	—	—	3,291,161
Real Estate	2,967,240	—	—	2,967,240
Utilities	4,196,101	—	—	4,196,101
Total Common Stocks	$56,076,712	$1,615,712(1)	$ —	$57,692,424
Short-Term Investments	$704,488	$ —	$ —	$704,488
Total Investments	$56,781,200	$1,615,712	$ —	$58,396,912

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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